Private Placement Warrants (Details) - Schedule of change in fair value of warrant liability - Warrant Liability [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Private Placement Warrants (Details) - Schedule of change in fair value of warrant liability [Line Items]
Estimated fair value at Beginning	$ 833
Warrant liability assumed from the Business Combination		20,547
Change in estimated fair value	(809)	(19,714)
Estimated fair value at Ending	$ 24	$ 833